ASSETS PLEDGED (Tables)	12 Months Ended
Dec. 31, 2013
Assets pledged [Abstract]
Assets pledged

(in thousands of $)	2013	2012
Vessel, net	39,559	42,390
Restricted cash and investments	5,169	13,066
	44,728	55,456